Investments in affiliates and joint ventures - Balance Sheets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Current assets	$ 33,734	$ 9,769
Non-current assets	21,370	2,392
Total assets	55,104	12,161
Liabilities
Current liabilities	10,590	4,013
Non-current liabilities	2,614	3,032
Total liabilities	$ 13,204	$ 7,045